UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [X]; Amendment Number:  1
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Roark, Rearden & Hamot Capital Management, LLC*
Address:  420 Boylston Street
          Boston, MA 02116

Form 13F File Number:  28-11722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Seth W. Hamot
Title:    Managing member
Phone:    (617) 595-4400

Signature, Place, and Date of Signing:

/s/ Seth W. Hamot          Boston, MA          August 12, 2010
-----------------------  -------------------  ---------------------------

* Roark, Rearden & Hamot Capital Management, LLC is the management company to Costa Brava Partnership III L.P. Seth W. Hamot is the managing member of Roark, Rearden & Hamot Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 3

Form 13F Information Table Entry Total:           39

Form 13F Information Table Value Total:     $122,722
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number          Name
1            28-11734                      Costa Brava Partnership III L.P.
2            28-11736                      Roark, Rearden & Hamot, LLC
3            28-11733                      Seth W. Hamot

                                                      Costa Brava Partnership III L.P.
                                                 Form 13F Information Table as of 6/30/2010

                                                                                                                  Voting Authority
                                                                     Shares     Market
                                                                     or PRN      Value       Investment   Other
Name of Issuer            Title of Class           CUSIP              Amount   Long x1000    Discretion  Managers  Sole  Shared None


AEROPOSTALE                    COM                007865108           127500    3,651.60       sole              127500
CALL ARO US 01/11 @ 23.33                         ARO1 110122C00023330   600      648.00       sole                 600
ARBOR RLTY TR INC              COM                '038923108          422887    2,169.41       sole              422887
BREITBURN ENERGY PARTNERS L P  COM UT LTD PTN     106776107           333102    4,973.21       sole              333102
DJSP ENTERPRISES INCORPORATE   SHS                G7982P104           810100    4,593.27       sole              810100
DJSP ENTERPRISES INCORPORATE   *W EXP 08/11/201   G7982P120           650000    1,196.00       sole              650000
COMBIMATRIX CORPORATION        COM                20009T105            58377      150.03       sole               58377
COTT CORP QUE                  COM                22163N106           450000    2,613.97       sole              450000
DIREXION SHS ETF TR            DLY SMCAP BEAR3X   25459W839           150000    1,227.00       sole              150000
DIREXION SHS ETF TR            CHINA BEAR 3X      25459W763            25000      861.00       sole               25000
ENERGY PARTNERS LTD            COM NEW            29270U303           489066    5,971.50       sole              489066
ENTORIAN TECHNOLOGIES INC      COM NEW            29383P209            91847      160.73       sole               91847
ENZON PHARMACEUTICALS INC      COM                293904108           250000    2,662.50       sole              250000
GT SOLAR INTL INC              COM                3623E0209           100000      560.00       sole              100000
HARVARD BIOSCIENCE INC         COM                416906105           599800    2,135.29       sole              599800
HECKMANN CORP                  *W EXP 11/09/201   422680116            53200       22.88       sole               53200
INCONTACT INC                  COM                45336E109            60000      147.00       sole               60000
INDIA GLOBALIZATION CAP INC    COM                45408X100           303550      279.27       sole              303550
IRIDIUM COMMUNICATIONS INC     COM                46269C102           352520    3,539.30       sole              352520
KIT DIGITAL INC                COM NEW            482470200           533392    4,704.52       sole              533392
KKR FINANCIAL HOLDINGS LLC     COM                48248A306           145600    1,086.18       sole              145600
LIBERTY ACQUISITION HOLDINGS CO*W EXP 12/12/201   53015Y115           762000      777.24       sole              762000
MAXYGEN INC                    COM                577776107           320442    1,772.04       sole              320442
MDS INC                        COM                55269P302            78609      663.51       sole               78609
MEDQUIST INC                   COM                584949101          2428272   19,207.63       sole             2428272
MYRIAD PHARMACEUTICALS INC     COM                62856H107           315338    1,185.67       sole              315338
NABI BIOPHARMACEUTICALS INC    COM                629519109          2347000   12,767.68       sole             2347000
NEW YORK & CO INC              COM                649295102           140000      320.60       sole              140000
NEWCASTLE INVT CORP            COM                65105M108          1668000    4,470.24       sole             1668000
PENWEST PHARMACEUTICALS CO     COM                709754105           225000      742.50       sole              225000
PHOENIX TECHNOLOGY LTD         COM                719153108           100000      289.00       sole              100000
PLANAR SYS INC                 COM                726900103          1018332    1,741.35       sole             1018332
QLT INC                        COM                746927102          2634644   15,149.20       sole             2634644
RADIAN GROUP INC               COM                750236101           900000    6,516.00       sole              900000
BARRY R G CORP OHIO            COM                '068798107           17215      189.88       sole               17215
RRI ENERGY INC                 COM                74971X107           150000      568.50       sole              150000
TECHTEAM GLOBAL INC            COM                878311109          1319274    7,902.45       sole             1319274
TPC GROUP INC                  COM                89236Y104           223400    3,708.44       sole              223400
ULTRALIFE CORP                 COM                903899102           325000    1,397.50       sole                   25000